Investment Objectives and Goals - Mairs & Power Minnesota Municipal Bond ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Mairs & Power Minnesota Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital.